Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2018
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts [Text Block]

Schedule II - Sheet 1

AT&T INC.
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Allowance for Doubtful Accounts
Dollars in Millions

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at	Charged to	Charged to
	Beginning of	Costs and	Other			Balance at End
	Period	Expenses (a)	Accounts (b)	Acquisitions (c)	Deductions (d)	of Period

Year 2018	$663	1,791	-	179	1,726	$907
Year 2017	$661	1,642	-	-	1,640	$663
Year 2016	$704	1,474	-	-	1,517	$661

(a) Includes amounts previously written off which were credited directly to this account when recovered.
Excludes direct charges and credits to expense for nontrade receivables in the consolidated statements of income.
(b) Includes amounts related to long-distance carrier receivables which were billed by AT&T.
(c) Acqusition of Time Warner in 2018.
(d) Amounts written off as uncollectible, or related to divested entities.

Schedule II - Sheet 2

AT&T INC.
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Allowance for Deferred Tax Assets
Dollars in Millions

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at	Charged to	Charged to
	Beginning of	Costs and	Other	Acquisitions	Deductions	Balance at End
	Period	Expenses	Accounts (a)	(b)	(c)	of Period

Year 2018	$4,640	(210)	(53)	211	-	$4,588
Year 2017	$2,283	2,376	(19)	-	-	$4,640
Year 2016	$2,141	81	61	-	-	$2,283

(a) Includes current year reclassifications from other balance sheet accounts.
(b) Acquisition of Time Warner in 2018.
(c) Reductions to valuation allowances related to deferred tax assets.